Financial instruments - Financial instruments indexed to LIBOR (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Debt	$ 265	$ 582
Term Loan | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Debt	200
Interest rate swap contract | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Derivatives	$ 2